Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying condensed balance sheet as of December 31, 2021, which has been derived from audited financial statements, and the unaudited interim condensed financial statements as of June 30, 2022, and for the three and six months ended June 30, 2022 and June 30, 2021 have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information. Certain information and note disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to those rules and regulations. In the opinion of management, all accounting entries and adjustments (including normal, recurring adjustments) considered necessary for a fair presentation of the financial position and the results of operations for the interim periods have been made. Operating results for the three and six months ended June 30, 2022 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2022. Certain reclassifications have been made to the prior year’s condensed balance sheet, condensed statement of operations and condensed statement of cash flows to conform to the current year presentation.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual results could differ materially from those estimates. The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate.
Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities of three months or less at date of purchase to be cash equivalents.
Accounts Receivable
Trade accounts receivable are recorded at the invoiced amount, net of allowances for doubtful accounts and returns reserves. The allowance for doubtful accounts is based on our assessment of the collectability of accounts. Management regularly reviews the adequacy of the allowance for doubtful accounts by considering the age of each outstanding invoice, each customer’s expected ability to pay, and the collection history with each customer, when applicable, to determine whether a specific allowance is appropriate. Accounts receivable deemed uncollectible are charged against the allowance for doubtful accounts when identified. As of June 30, 2022 and December 31, 2021, the allowance for doubtful accounts balance was $0 and $82 thousand, respectively. As of June 30, 2022 and December 31, 2021, the reserve for sales returns was $26 thousand and $16 thousand, respectively.
Inventory
Inventories are stated at the lower of cost or net realizable value, with cost determined on a first-in,
first-out
(“FIFO”) basis. Inventories are reviewed periodically to identify slow-moving inventory based on anticipated sales activity. As of June 30, 2022 and December 31, 2021, the reserve for obsolescence was $0.
Revenue Recognition
The Company recognizes revenue from product sales in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“Topic 606”). The standard applies to all contracts with customers, except contracts that are within scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments.
Under Topic 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. Topic 606 requires the entity to perform the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. At contract inception, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.
The Company sells its products through direct sales and independent distributors via sell-through and sell-in
models. Revenue is recognized when control of the promised goods are transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods and services. Revenue associated with products holding rights of return are recognized when the Company concludes there is not a risk of significant revenue reversal in the future periods for the expected consideration in the transaction.
The Company may receive payments at the onset of the contract and before goods have been delivered. In such instances, the Company records a deferred revenue liability. The Company recognizes these contract liabilities as revenue after the revenue criteria are met. As of June 30, 2022 and December 31, 2021, the contract liability related to the Company’s deferred revenues approximated $1 thousand and $3 thousand, respectively, and are included in “Other Accrued Liabilities” on the accompanying balance sheets.
The Company relies on third parties to have procedures in place to detect and prevent credit card fraud as the Company has exposure to losses from fraudulent charges. The Company records the losses related to chargebacks as incurred.
The Company has also elected to exclude from the measurement of the transaction price sales taxes remitted to governmental authorities.
Shipping and Handling
Shipping and handling fees paid by customers are recorded in revenue, with the related expenses recorded in cost of sales. Shipping and handling fees paid by customers in each of the three months ended June 30, 2022 and 2021 were $1 thousand. Shipping and handling fees paid by customers in each of the six months ended June 30, 2022 and 2021 were $2 thousand.
Shipping costs for delivery of product to customers in the three months ended June 30, 2022 and 2021 were $34 thousand and $16 thousand
, respectively. Shipping costs for delivery of product to customers in the six months ended June 30, 2022 and 2021 were $65 thousand and $42 thousand
, respectively.
Product Warranty
The Company generally offers a
one-year
limited warranty on its products. The Company estimates the costs associated with the warranty obligation using historical data of warranty claims and costs incurred to satisfy those claims. Estimated warranty costs are expensed to cost of sales.
Sales and Marketing Expenses
Sales and marketing expenses are expensed as incurred and consist primarily of merchandising, customer service and targeted online marketing costs, such as display advertising, keyword search campaigns, search engine optimization and social media and offline marketing costs such as television, radio and print advertising. Sales and marketing expenses also include payroll costs and stock-based compensation expense for employees involved in marketing activities. Sales and marketing expenses are primarily related to growing and retaining the customer base.
Research and Development Expenses
Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, payroll taxes, employee benefits, materials, supplies, maintenance of research equipment, the cost of services provided by outside contractors, and the allocable portions of facility costs, such as rent, utilities, insurance, repairs and maintenance, depreciation, and general support services. All costs associated with research and development are expensed as incurred.
Stock-Based Compensation
The Company accounts for stock-based compensation arrangements with employees and non-employee
consultants using a fair value method which requires the recognition of compensation expense for costs related to all stock-based payments, including stock options. The fair value method for stock option grants requires the Company to estimate the fair value of stock-based payment awards to employees and non-employees
on the date of grant using an option pricing model.
Stock-based compensation costs are based on the fair value of the underlying option calculated using the Black-Scholes option-pricing model and recognized as expense on a straight-line basis over the requisite service period, which is the vesting period.
Determining the appropriate fair value model and related assumptions requires judgment, including estimating stock price volatility, expected dividend yield, expected term, risk-free rate of return, and the estimated fair value of the underlying common stock. Due to the lack of company-specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The group of representative companies have characteristics similar to the Company, including stage of product development and focus on the life science industry. The Company uses the simplified method, which is the average of the final vesting tranche date and the contractual term, to calculate the expected term for options granted to employees as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company uses an assumed dividend yield of zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock. The Company accounts for forfeitures as they occur.
Net Loss per Common Share
The Company computes net loss per share of common stock in conformity with the two-class
method required for participating securities. The Company considers its convertible preferred stock to be participating securities, because holders of such shares have non-forfeitable
dividend rights in the event a dividend is paid on common stock. The holders of convertible preferred stock do not have a contractual obligation to share in the losses of the Company. As such, the Company does not allocate net losses to these participating securities. Upon completion of the Company’s IPO in November 2021, all outstanding shares of convertible preferred stock automatically converted into shares of common stock and were no longer outstanding. Under the two-class
method, basic net loss per share applicable to common stockholders is computed by dividing the net loss applicable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss per share is computed similar to basic net loss per share except that the denominator is increased to include the number of additional shares for the potential dilutive effects of warrants, convertible preferred stock and stock options outstanding during the period calculated in accordance with the treasury stock method, or the two-class
method, whichever is more dilutive. For all periods presented, basic and diluted net loss per share is the same, as inclusion of any additional share equivalents would be anti-dilutive.
Concentration of Credit Risk and Other Risks and Uncertainties
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash and cash equivalents and accounts receivable. Cash and cash equivalents include accounts held at one financial institution in the United States. At times, such deposits may be in excess of insured limits. Management believes that the financial institution is financially sound, and accordingly, minimal credit risk exists with respect to the financial institution. The Company has not experienced any losses on its deposits of cash and cash equivalents. As of June 30, 2022 and December 31, 2021, the Company had cash and cash equivalents balances exceeding FDIC insured limits by $8.5 million and $12.5 million, respectively.
As of June 30, 2022, the Company had two customers whose accounts receivable balances each totaled more than
10
% or more of the Company’s total accounts receivable (20% and 17%) compared with two such customers at December 31, 2021 (40% and 28%).
For the three months ended June 30, 2022, the Company had no customer who individually accounted for 10% or more of the Company’s total revenue. For the three months ended June 30, 2021, the Company had two customers who individually accounted for 10% or more of the Company’s total revenue (20% and 24%).
For the six months ended June 30, 2022, the Company had one customer who individually accounted for 10% or more of the Company’s total revenue (13%) compared with one customer for the six months ended June 30, 2021 (13%).
In March 2020, the World Health Organization declared the outbreak of the
COVID-19
virus a global pandemic. The pandemic continues to cause disruptions to businesses and markets worldwide as the virus spreads or has a resurgence in certain jurisdictions. The effects of the outbreak are still evolving, and the ultimate severity and duration of the pandemic and the implications on global economic conditions remains uncertain.
The negative impact of the
COVID-19
pandemic and the impact on the global economy and capital markets resulting from the geopolitical instability caused in part by the ongoing military conflict between Russia and Ukraine, including inflation and Federal Reserve interest rate increases, have contributed to global supply chain issues and economic uncertainty, which have negatively affected our operations. Additionally, during the second quarter, the general consensus among economists suggests that we should expect a higher recession risk to continue over the next year, which could result in further economic uncertainty and volatility in the capital markets in the near term, and could negatively affect our operations.
Currently, we are experiencing increased pricing, longer lead-times, unavailability of product and limited supplies, protracted delivery dates, and/or shortages of certain parts and supplies that are necessary components for our products. As a result, the Company is carrying increased inventory balances to ensure availability of necessary products and to secure pricing.
As a result of these global issues, it has been difficult to accurately forecast our revenues or financial results, especially given the near and long term impact of the pandemic, and geopolitical issues, inflation, the Federal Reserve interest rate increases and the potential for a recession. In addition, while the potential impact and duration of these issues on the economy and our business may be difficult to assess or predict, these world events have resulted in, and may continue to result in, significant disruption of global financial markets, and may reduce our ability to access additional capital, which could negatively affect our liquidity in the future. Our results of operations could be materially below our forecasts as well, which could adversely affect our results of operations, disappoint analysts and investors, or cause our stock price to decline.
Furthermore, a decrease in orders in a given period could negatively affect our revenues in future periods. These global issues and events may also have the effect of heightening many risks associated with our customers and supply chain. We may take further actions that alter our operations as may be required by federal, state, or local authorities from time to time, or which we determine are in our best interests. In addition, we may decide to postpone or abandon planned investments in our business in response to changes in our business, which may impact our ability to attract and retain customers and our rate of innovation, either of which could harm our business.
Recently Issued Accounting Pronouncements — Not Yet Adopted
In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No.
2016-13
,
 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, and issued subsequent amendments to the initial guidance within ASU
2018-19,
ASU
2019-04,
ASU
2019-05,
ASU
2019-11,
and ASU
2020-02,
(collectively, “Topic 326”). Topic 326 introduces an approach, based on expected losses, to estimate credit losses for certain types of financial instruments, including accounts receivable, among other changes. This guidance is effective for annual and interim periods beginning after December 15, 2019 for public business entities, excluding smaller reporting companies. Topic 326 is effective January 1, 2023 for the Company as a smaller reporting company. The Company is currently evaluating the impact of the accounting standard updates on its financial statements.

2.	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The accompanying financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.
Reverse Stock Split
In August 2021, the Company’s Board of Directors and stockholders approved an amendment to the Company’s certificate of incorporation to effect a
1-for-4
reverse stock split of the issued and outstanding
shares of the Company’s common stock which was effected on August 31, 2021. The par value of the common stock was not adjusted as a result of the reverse stock split. Accordingly, all common stock, convertible preferred stock conversion ratios, stock options and related per share amounts in these audited annual financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual results could differ materially from those estimates. The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate.
Fair Value of Financial Instruments
The Company discloses and recognizes the fair value of its assets and liabilities using a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1    Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;
Level 2    Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3    Inputs are unobservable in which there is little or no market data available, which require the reporting entity to develop its own assumptions that are unobservable.
Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.
Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities of three months or less at date of purchase to be cash equivalents. As of December 31, 2021 and 2020, cash equivalents was $12,793 and $639, respectively.
Accounts Receivable
Trade accounts receivable are recorded at the invoiced amount, net of allowances for doubtful accounts and returns and warranty reserves. The allowance for doubtful accounts is based on our assessment of the collectability of accounts. Management regularly reviews the adequacy of the allowance for doubtful accounts by considering the age of each outstanding invoice, each customer’s expected ability to pay, and the collection history with each customer, when applicable, to determine whether a specific allowance is appropriate. Accounts receivable deemed uncollectible are charged against the allowance for doubtful accounts when identified. As of December 31, 2021 and 2020, the allowance for doubtful accounts activity was $82 and $5, respectively. As of December 31, 2021 and 2020, the reserve for sales returns was $16 and $31, respectively.
Inventory
Inventories are stated at the lower of cost or net realizable value, with cost determined on a first-in,
first-out
(FIFO) basis. Inventories are reviewed periodically to identify slow-moving inventory based on anticipated sales activity. As of December 31, 2021 and 2020, the reserve for obsolescence was $0 and $8, respectively.
Property and Equipment
Property and equipment are recorded at cost net of accumulated depreciation. Depreciation is computed on a straight-line method over the estimated useful lives of the assets, four years
. Depreciation expense was $8 and $8 for the years ended December 31, 2021 and 2020, respectively. Upon retirement or sale of assets, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations. Repairs and maintenance costs that do not improve or extend the lives of the respective assets are charged to operations as incurred.
Impairment of Long-Lived Assets
The Company evaluates its long-lived assets, including property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of these asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset to the future undiscounted cash flows the asset is expected to generate over its remaining life. When indications of impairment are present and the estimated undiscounted future cash flows from the use of these assets is less than the assets’ carrying value, the related assets will be written down to fair value. There were no impairments of the Company’s long-lived assets for the periods presented.
Derivative Instruments
The Company issued certain convertible notes in 2020 and 2021 which contained put options. These embedded put options are not considered clearly and closely related to the debt host and result in embedded derivatives that must be bifurcated and accounted for separately from the debt host. Accordingly, the Company has recorded these as a derivative financial liability.
Derivative financial liabilities are initially recorded at fair value, with gains and losses arising for changes in fair value recognized in the statement of operations at each period end while such instruments are outstanding. The liability is being valued using a probability weighted expected return model. The convertible notes issued in 2020 and 2021 were derecognized upon conversion of the convertible notes in 2021. See Note 8 for further discussion of the convertible notes and the embedded derivative liability.
Debt Discounts
Debt discounts and debt issuance costs incurred in connection with the issuance of debt are capitalized and amortized to interest expense based on the related debt agreements using the effective-interest method.
Commitments and Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.
Revenue Recognition
The Company recognizes revenue from product sales in accordance with Financial accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“Topic 606”). The adoption of this guidance did not have a material impact on the Company’s financial statements. The standard applies to all contracts with customers, except contracts that are within scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments.
Under Topic 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are in within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inceptions, once the contract is determined to be within the scope of Topic 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.
The Company sells its products through direct sales and independent distributors. Revenue is recognized when control of the promised goods is transferred to the customers or distributor, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods and services. Revenue associated with products holding rights of return are recognized when the Company concludes there is not a risk of significant revenue reversal in the future periods for the expected consideration in the transaction.
The Company may offer an extended warranty to its customers. The extended warranty is considered a separate performance obligation. The Company allocates the transaction price based on estimated relative standalone selling prices of the promised product and services underlying each performance obligation. The Company determines standalone selling prices based on the price at which the performance obligation is sold separately. As of December 31, 2021 and 2020, the Company’s deferred revenue for unrecognized extended warranties was $12 and $14, respectively, and is included in “Other Accrued Expenses” on the accompanying balance sheets.
Based on the Company’s assessment, it was determined that there were no contract assets as of December 31, 2021 and 2020 because receivables outstanding are unconditional and only the passage of time is required before payment of that consideration is due. The Company may receive payments at the onset of the contract and before goods have been delivered. In such instances, the Company records a deferred revenue liability. The Company recognizes these contract liabilities as sales after the revenue criteria are met. As of December 31, 2021 and 2020, the contract liability related to the Company’s deferred revenues approximated $3 and $2, respectively, and are included in “Other Accrued Expenses” on the accompanying balance sheets.
The Company relies on a third party to have procedures in place to detect and prevent credit card fraud as the Company has exposure to losses from fraudulent charges. The Company records the losses related to chargebacks as incurred.
The Company has also elected to exclude from the measurement of the transaction price sales taxes remitted to governmental authorities.
Sales Tax
Sales tax collected from customers and remitted to governmental authorities is accounted for on a net basis and therefore, is excluded from net sales.
Shipping and Handling
Shipping and handling fees paid by customers are recorded within net sales, with the related expenses recorded in cost of sales. Shipping and handling fees paid by customers in the years ended December 31, 2021 and 2020 were $5 and $6, respectively. Shipping costs for delivery of product to customers in the years ended December 31, 2021 and 2020 were $90 and $71, respectively.
Product Warranty
The Company offers a
one-year
limited warranty on its products. The Company estimates the costs associated with the warranty obligation using historical data of warranty claims and costs incurred to satisfy those claims. Estimated warranty costs are expensed to cost of sales.
Sales and Marketing Expenses
Sales and marketing expenses are expensed as incurred and consist primarily of merchandising, customer service and targeted online marketing costs, such as display advertising, keyword search campaigns, search engine optimization and social media and offline marketing costs such as television, radio and print advertising. Sales and marketing expenses also include payroll costs and stock-based compensation expense for employees involved in marketing activities. Sales and marketing expenses are primarily related to growing and retaining the customer base. Advertising and other promotional costs to market the Company’s products and services amounted to $660 and $688 for the years ended December 31, 2021 and 2020, respectively.
Research and Development Expenses
Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, payroll taxes, employee benefits, materials, supplies, depreciation on and maintenance of research equipment, the cost of services provided by outside contractors, and the allocable portions of facility costs, such as rent, utilities, insurance, repairs and maintenance, depreciation, and general support services. All costs associated with research and development are expensed as incurred.
Stock-Based Compensation
The Company accounts for stock-based compensation arrangements with employees and non-employee
consultants using a fair value method which requires the recognition of compensation expense for costs related to all stock-based payments, including stock options. The fair value method requires the Company to estimate the fair value of stock-based payment awards to employees and non-employees
on the date of grant using an option pricing model.
Stock-based compensation costs are based on the fair value of the underlying option calculated using the Black-Scholes option-pricing model and recognized as expense on a straight-line basis over the requisite service period, which is the vesting period. The Company measures equity-based compensation awards granted to non-employees
at fair value as the awards vest and recognizes the resulting value as compensation expense at each financial reporting period.
Determining the appropriate fair value model and related assumptions requires judgment, including estimating stock price volatility, expected dividend yield, expected term, risk-free rate of return, and the estimated fair value of the underlying common stock. Due to the lack of company-specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The group of representative companies have characteristics similar to the Company, including stage of product development and focus on the life science industry. The Company uses the simplified method, which is the average of the final vesting tranche date and the contractual term, to calculate the expected term for options granted to employees as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company uses an assumed dividend yield of zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock. The Company accounts for forfeitures as they occur.
Segment Reporting
Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the Company’s Chief Executive Officer to make decisions with respect to resource allocation and assessment of performance. To date, the Company has viewed its operations and manages its business as one operating segment.
Net Loss per Common Share
Basic net loss per share is computed using the
“two-class”
method which includes the weighted average number of shares of common stock outstanding during the period and other securities that participate in dividends (a participating security). The Company’s convertible preferred stock are participating securities as defined by ASC
260-10,
 Earnings per Share
. During the periods where the Company incurs net losses, the Company allocates no loss to participating securities because these securities have no contractual obligation to share in the losses of the Company. Under the two-class
method, basic net loss per share applicable to common stockholders is computed by dividing the net loss applicable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss per share is computed similar to basic net loss per share except that the denominator is increased to include the number of additional shares for the potential dilutive effects of warrants, convertible preferred stock and stock options outstanding during the period calculated in accordance with the treasury stock method, or the two-class
method, whichever is more dilutive. The Company allocates net earnings on a pari passu
 (equal) basis to both common and preferred stockholders. Net losses are not allocated to preferred stockholders as they do not have an obligation to share in the Company’s net losses. For all periods presented, basic and diluted net loss per share are the same, as any additional share equivalents would be anti-dilutive.
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred taxes to the amounts expected to be realized.
The Company recognizes benefits of uncertain tax positions if it is more likely than not that such positions will be sustained upon examination based solely on their technical merit, as the largest amount of benefit that is more likely than not to be realized upon the ultimate settlement. The Company’s policy is to recognize interest and penalties related to the underpayment of income taxes as a component of income tax expense or benefit. To date, there have been no interest or penalties charged in relation to the unrecognized tax benefits.
Concentration of Credit Risk and Other Risks and Uncertainties
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash and cash equivalents and accounts receivable. Cash and cash equivalents include a checking account held at one financial institution in the United States. At times, such deposits may be in excess of insured limits. Management believes that the financial institution is financially sound, and accordingly, minimal credit risk exists with respect to the financial institution. The Company has not experienced any losses on its deposits of cash and cash equivalents. As of December 31, 2021 and 2020, the Company had cash and cash equivalents balances exceeding FDIC insured limits by $12,543 and $107, respectively.
The Company extends credit to customers in the normal course of business and performs credit evaluations of its customers. Concentrations of credit risk with respect to accounts receivable exist to the full extent of amounts presented in the financial statements.
As of December 31, 2021, the Company had two customers whose accounts receivable balances each totaled more than 10% or more of the Company’s total accounts receivable (54% and 39%) compared with one such customer at December 31, 2020 (100%).
For the year ended December 31, 2021, the Company had two customers who individually accounted for 10% or more of the Company’s total revenue (22% and 12%) compared with two customers for the year ended December 31, 2020 (23% and 15%).
COVID-19
In March 2020, the World Health Organization declared the outbreak of the
COVID-19
virus a global pandemic. The pandemic continues to cause major disruptions to businesses and markets worldwide as the virus spreads or has a resurgence in certain jurisdictions. A number of countries as well as many states and cities within the United States have implemented measures in an effort to contain the virus, including physical distancing, travel restrictions, border closures, limitations on public gatherings, work from home and closure of or restrictions on nonessential businesses. The effects of the outbreak are still evolving, and the ultimate severity and duration of the pandemic and the implications on global economic conditions remains uncertain.
Leases
At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the circumstances present. The Company accounts for a contract as a lease when it has the right to control the asset for a period of time while obtaining substantially all of the asset’s economic benefits. The Company determines the initial classification and measurement of its operating right-of-use
(“ROU”) assets and operating lease liabilities at the lease commencement date, and thereafter if modified. The lease term includes any renewal options that the Company is reasonably assured to exercise. The Company’s policy is to not record leases with a lease term of 12 months or less on its balance sheets. The Company’s only existing lease is for office space.
The ROU asset represents the right to use the leased asset for the lease term. The lease liability represents the present value of the lease payments under the lease. The present value of lease payments is determined by using the interest rate implicit in the lease, if that rate is readily determinable; otherwise, the Company uses its estimated secured incremental borrowing rate for that lease term.
Lease expense for operating leases is recognized on a straight-line basis over the reasonably assured lease term based on the total lease payments and is included in operating expense in the statement of operations.
The Company’s facility lease contracts often include lease and non-lease
components. The Company has elected the practical expedient offered by the standard to not separate lease from non-lease
components and accounts for them as a single lease component.
The Company has elected, for all classes of underlying assets, not to recognize ROU assets and lease liabilities for leases with a term of twelve months or less. Lease cost for short-term leases is recognized on a straight-line basis over the lease term.
Recently adopted accounting standards and recently issued accounting pronouncements
Recently adopted accounting standards:
ASU
2016-02,
Leases (Topic 842)
In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU
2016-02,
which changes how lessees account for leases. For most leases qualified as operating, the standard requires a liability to be recorded on the balance sheet based on the present value of future lease obligations with a corresponding right-of-use
asset. For leases classified as operating leases, the Company is now required to recognize lease costs on a straight-line basis based on the combined amortization of the lease obligation and the right-of-use
asset. Similar to capital leases under the previous accounting standard, leases are accounted for as finance leases when the relevant criteria are met. On June 3, 2020, the FASB extended the adoption date for all other entities, including emerging growth companies (“EGCs”), as defined by the SEC, that have elected to defer adoption until the standard is effective for non-public
business entities, to annual periods beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022, with early adoption permitted. The Company adopted the accounting standard update effective January 1, 2021. The adoption of this ASU did not have a material impact to the Company’s financial statements.
ASU
2019-12
- Simplifying the Accounting for Income Taxes
In December 2019, the FASB issued ASU
2019-12
which reduces the complexity of accounting for income taxes by eliminating certain exceptions to the general principles in Accounting Standards Codification (“ASC”) 740,
 Income Taxes.
 Additionally, the ASU simplifies GAAP by amending the requirements related to the accounting for “hybrid” tax regimes and also by adding the requirement to evaluate when a step up in the tax basis of goodwill should be considered part of the business combination and when it should be considered a separate transaction. Certain of the provisions are to be applied retrospectively with other provisions applied prospectively.
The Company adopted this new ASU effective January 1, 2021. The adoption of this ASU did not have a material impact to the Company’s financial statements.
Recently issued accounting pronouncements:
ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and Subsequent Amendments
In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU
2016-13
(which was then further clarified in subsequent ASUs), which requires that credit losses for certain types of financial instruments, including accounts receivable, be estimated based on expected credit losses among other changes. This guidance is effective for annual and interim periods beginning after December 15, 2019 for SEC filers, December 15, 2020 for public business entities that are not SEC filers, and December 15, 2021 for all other entities, including EGCs that have elected to defer adoption until the guidance becomes effective for non-public
entities, with early adoption permitted. The Company elected to defer adoption of the ASU as an ECG. The Company is currently evaluating the impact of the accounting standard update on its financial statements.
ASU
2021-04
- Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic
470-50),
Compensation - Stock Based Compensation (Topic 718), and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic
815-40):
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options
In May 2021, the FASB issued ASU
2021-04
which clarified an issuer’s accounting for modification or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. The provisions of ASU
No. 2021-04
are effective for annual reporting periods beginning after December 15, 2021, and interim reporting periods within those annual periods, with early adoption permitted, including adoption in any interim period for public business entities for periods for which financial statements have not yet been issued or made available for issuance. This ASU shall be applied on a prospective basis. The Company is currently evaluating the impact of the accounting standard update on its financial statements.